Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.001	$ .001	$ .001
Common stock, shares authorized	45,454,546	45,454,546	215,456,000
Common stock, shares issued	9,348,757	4,909,685	149,985,476
Common stock, shares outstanding	9,348,757	4,585,800	139,297,282